Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
General and administrative expense	$ (25,778)	$ (24,922)	$ (23,015)
Long-term incentive compensation expense	(6,639)	(4,961)	(6,950)
Total operating expenses	(291,535)	(247,918)	(208,647)
Income (loss) from operations	271,556	281,055	278,447
Other income:
Interest income	119	122	146
Net other income (expense)	(94,570)	(84,850)	(67,891)
Income tax expense	18,068	(6,831)	(5,493)
Net income	195,054	189,374	205,063
Less: Net (income) loss attributable to the noncontrolling interests	(5,692)	(6,565)	1,887
Net income attributable to Textainer Group Holdings Limited common shareholders	189,362	182,809	206,950
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 3.34	$ 3.25	$ 4.04
Diluted	$ 3.32	$ 3.21	$ 3.96
Weighted average shares outstanding (in thousands):
Basic	56,719	56,317	51,277
Diluted	57,079	56,862	52,231
Other comprehensive income:
Foreign currency translation adjustments	(112)	(45)	142
Comprehensive income	194,942	189,329	205,205
Comprehensive (income) loss attributable to the noncontrolling interest	(5,692)	(6,565)	1,887
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	189,250	182,764	207,092
Parent Company
Operating expenses:
General and administrative expense	3,755	3,353	2,555
Long-term incentive compensation expense	425	499	1,340
Total operating expenses	4,180	3,852	3,895
Income (loss) from operations	(4,180)	(3,852)	(3,895)
Other income:
Equity in net income of subsidiaries	199,232	193,222	209,036
Interest income	2	4	5
Net other income (expense)	199,234	193,226	209,041
Income before income tax	195,054	189,374	205,146
Income tax expense			(83)
Net income	195,054	189,374	205,063
Less: Net (income) loss attributable to the noncontrolling interests	(5,692)	(6,565)	1,887
Net income attributable to Textainer Group Holdings Limited common shareholders	189,362	182,809	206,950
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 3.34	$ 3.25	$ 4.04
Diluted	$ 3.32	$ 3.21	$ 3.96
Weighted average shares outstanding (in thousands):
Basic	56,719	56,317	51,277
Diluted	57,079	56,862	52,231
Other comprehensive income:
Foreign currency translation adjustments	(112)	(45)	142
Comprehensive income	194,942	189,329	205,205
Comprehensive (income) loss attributable to the noncontrolling interest	(5,692)	(6,565)	1,887
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 189,250	$ 182,764	$ 207,092